UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Opportunities Funds

Annual Report

November 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2017

Eaton Vance

Focused Opportunities Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Focused Global Opportunities Fund	4
Focused International Opportunities Fund	6

Endnotes and Additional Disclosures	8

Fund Expenses	9

Financial Statements	10

Report of Independent Registered Public Accounting Firm	26

Federal Tax Information	28

Management and Organization	29

Important Notices	32

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global stock indexes delivered strong returns in the 12-month period ended November 30, 2017, behind an extended rally that began with Donald Trump’s victory in the 2016 U.S. presidential election.

When the period began, U.S. stock markets were on the upswing following President Trump’s election on November 8, 2016. While its effects were broad-based, the rally particularly favored financial stocks, which received another boost in mid-December when the U.S. Federal Reserve (the Fed) raised its benchmark interest rate amid continued economic growth. After a brief pullback in the final weeks of 2016, U.S. equities resumed their advance early in the new year. U.S. stock markets slipped in March 2017, following the failure of President Trump’s health care bill in Congress. However, U.S. stocks quickly regained their upward momentum, advancing steadily despite two more Fed rate hikes in March 2017 and June 2017.

U.S. equities markets retreated in August 2017 amid mounting tensions with North Korea and Hurricane Harvey’s devastation in Texas. Stocks soon rebounded, with major indexes reaching record highs in the three months of the period ended November 30, 2017. In terms of economic sectors, information technology and financials led the market during the period.

Positive economic indicators across a broad geographic range benefited global stock markets, similar to U.S. stock markets. National elections in France, Britain and Germany set a new political course for Europe, helping to boost equity markets across Europe. In the Asia-Pacific region, key equity indexes also rose during the period despite tensions with North Korea. In the three months ended September 30, 2017, China’s stock market recorded its best quarterly performance in two years. China’s strong economic growth also helped many emerging market stocks achieve solid gains in the period.

For the 12-month period ended November 30, 2017, the MSCI World Index,2 a proxy for global equities, advanced 23.66% while reaching multiple all-time highs. The MSCI EAFE Index of developed-market international equities rose 27.27%, while the MSCI Emerging Markets Index rose 32.82%. In the U.S., the blue-chip Dow Jones Industrial Average returned 30.02%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 22.87%.

Fund Performance — Focused Global Opportunities Fund

For the 12-month period ended November 30, 2017, Eaton Vance Focused Global Opportunities Fund (the Fund) had a total return of 21.83% for Class I shares at net asset value (NAV), underperforming the 23.66% return of the Fund’s benchmark, the MSCI World Index (the Index).

Stock selection in the health care, consumer discretionary and energy sectors detracted from relative performance versus the Index during the period. Within health care, the Fund’s overweight position, relative to the Index, in biopharmaceutical firm Shire PLC, declined in value based on concerns about the ongoing market value of its hemophilia treatments, downgrades to earnings estimates, and the sudden departure of its chief financial officer. Elsewhere in the sector, the Fund’s overweight holding in Celgene Corp., another biotech firm, fell in price after a high-profile drug in its development pipeline failed a clinical trial and was subsequently abandoned.

In the consumer discretionary sector, an overweighting in the advertising services provider Interpublic Group of Cos., Inc. (Interpublic) hurt relative results versus the Index. Interpublic’s stock declined as the firm experienced slowing growth during the period, as consumer goods companies cut back on advertising spending and online firms took revenue from traditional advertising agencies. Also in consumer discretionary, the Fund’s overweight position in Pandora A/S (Pandora), a jewelry maker known for charm bracelets, retreated in price due to slowing revenue growth. As of period-end, Pandora was no longer held in the portfolio. In the energy sector, the Fund’s position in Occidental Petroleum Corp. lost ground when oil prices declined and was sold out of the Fund.

In contrast, stock selection and an overweight in the information technology sector, the best-performing sector in the Index during the period, aided Fund performance versus the Index; stock selection in the financials and consumer staples sectors helped relative performance as well. In information technology, the Fund’s overweight holding in ASML Holding NV (ASML), one of the largest makers of equipment for manufacturing semiconductors, benefited from global demand for ever-smaller computer chips. ASML stock rose as orders increased for equipment for manufacturing new, smaller semiconductors.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Management’s Discussion of Fund Performance — continued

An overweighting in KBC Group NV (KBC), a Belgian bank in the financials sector, helped relative performance versus the Index as KBC improved profitability by growing business in its key markets, Belgium and the Czech Republic. KBC was sold during the period. An overweighting in the high-end cosmetics firm Estee Lauder Cos., Inc. aided relative results in consumer staples versus the Index. The firm’s control of all aspects of its business, from manufacturing through distribution, allowed it to maintain premium pricing and buck the trend of retail sales losing ground to online purchases. The security was sold during the period.

Fund Performance — Focused International Opportunities Fund

For the 12-month period ended November 30, 2017, Eaton Vance Focused International Opportunities Fund (the Fund) had a total return of 25.19% for Class I shares at net asset value (NAV), underperforming the 27.27% return of the Fund’s benchmark, the MSCI EAFE Index (the Index).

Stock selection in the industrials, consumer discretionary and real estate sectors detracted from relative performance versus the Index. In the industrials sector, the Fund’s overweight position, relative to the Index, in Brambles Ltd. (Brambles), a global supplier and manager of shipping pallets and containers, declined in value and was sold out of the Fund. During the period, Brambles faced the dual headwinds of greater competition and increased cost cutting by its customers. Elsewhere in industrials, the Fund’s overweight holding in Kubota Corp., a Japanese-headquartered maker of farming and construction equipment, underperformed its competitors and was sold out of the Fund, due to mounting concerns about competition in the U.S. tractor market.

In the consumer discretionary sector, an overweighting in the advertising and public relations firm WPP PLC (WPP) hurt the Fund’s relative results versus the Index. WPP’s stock declined as the company experienced slowing growth during the period, as consumer goods companies cut back on advertising spending and online firms took revenue from traditional advertising agencies. Also in consumer discretionary, the Fund’s overweight position in Pandora A/S (Pandora), a jewelry maker known for charm bracelets, retreated in price due to slowing revenue growth. As of period-end, Pandora was no longer held in the portfolio.

In contrast, stock selection and an overweight in the information technology sector, the best-performing sector in the

Index during the period, aided Fund performance versus the Index; stock selection in the financials and telecommunication services sectors helped relative performance as well. In information technology, the Fund’s overweight holding in ASML Holding NV (ASML), one of the largest makers of equipment for manufacturing semiconductors, benefited from global demand for ever-smaller computer chips. ASML stock rose as orders increased for equipment for manufacturing new, smaller semiconductors. An overweighting in KBC Group NV (KBC), a Belgian bank in the financials sector, helped relative performance versus the Index as KBC improved profitability by growing business in its key markets, Belgium and the Czech Republic. KBC was sold during the period. Elsewhere in financials, the Fund’s overweight position in U.K. wealth management firm St. James’s Place PLC benefited from improvements in agent productivity and increased demand for financial advice, due to changes in U.K. pension rules.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Global Opportunities Fund

November 30, 2017

Performance2,3

Portfolio Manager Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	12/17/2015	12/17/2015	21.83%	—	9.43%
MSCI World Index	—	—	23.66%	11.75%	14.58%

% Total Annual Operating Expense Ratios[4]					Class I
Gross					4.47%
Net					0.96

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Focused Global Opportunities Fund

November 30, 2017

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Royal Dutch Shell PLC, Class B	4.5%

Alphabet, Inc., Class A	4.1

Amazon.com, Inc.	3.6

Wells Fargo & Co.	3.5

ASML Holding NV	3.3

Visa, Inc., Class A	3.3

CDW Corp.	3.3

Iberdrola SA	3.2

Facebook, Inc., Class A	3.1

Anheuser-Busch InBev SA/NV	3.1

Total	35.0%

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Focused International Opportunities Fund

November 30, 2017

Performance2,3

Portfolio Managers Christopher M. Dyer, CFA and Samantha Pandolfi, CFA, each of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	12/16/2015	12/16/2015	25.19%	—	8.49%
MSCI EAFE Index	—	—	27.27%	8.23%	12.54%

% Total Annual Operating Expense Ratios[4]					Class I
Gross					4.67%
Net					1.03

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Focused International Opportunities Fund

November 30, 2017

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Royal Dutch Shell PLC, Class B	5.7%

ASML Holding NV	5.4

Nippon Telegraph & Telephone Corp.	4.3

Industria de Diseno Textil SA	3.6

Komatsu, Ltd.	3.6

Anheuser-Busch InBev SA/NV	3.6

Unilever PLC	3.5

LVMH Moet Hennessy Louis Vuitton SE	3.2

Roche Holding AG PC	3.2

Iberdrola SA	3.1
Total	39.2%

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

8

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 – November 30, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Focused Global Opportunities Fund

	Beginning Account Value (6/1/17)	Ending Account Value (11/30/17)	Expenses Paid During Period* (6/1/17 – 11/30/17)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,080.40	$4.95	**	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.30	$4.81	**	0.95%

*    Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2017.

** Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance Focused International Opportunities Fund

	Beginning Account Value (6/1/17)	Ending Account Value (11/30/17)	Expenses Paid During Period* (6/1/17 – 11/30/17)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,071.40	$5.19	**	1.00%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.10	$5.06	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2017.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

9

Eaton Vance

Focused Global Opportunities Fund

November 30, 2017

Portfolio of Investments

Common Stocks — 100.5%

Security	Shares	Value

Belgium — 3.1%
Anheuser-Busch InBev SA/NV	1,136	$130,144

		$130,144

Denmark — 2.0%
Novo Nordisk A/S, Class B	1,610	$83,219

		$83,219

France — 4.2%
BNP Paribas SA	1,335	$101,077
LVMH Moet Hennessy Louis Vuitton SE	263	76,615

		$177,692

Hong Kong — 1.4%
AIA Group, Ltd.	7,545	$61,475

		$61,475

Japan — 9.6%
Keyence Corp.	171	$99,503
MISUMI Group, Inc.	3,114	91,283
Mitsubishi UFJ Financial Group, Inc.	13,659	97,363
ORIX Corp.	6,900	119,536

		$407,685

Netherlands — 3.3%
ASML Holding NV	804	$141,087

		$141,087

Spain — 5.7%
Iberdrola SA	16,956	$134,689
Industria de Diseno Textil SA	3,036	107,392

		$242,081

Sweden — 1.9%
Assa Abloy AB, Class B	3,925	$79,666

		$79,666

Switzerland — 2.2%
Credit Suisse Group AG	4,629	$78,553
Credit Suisse Group AG(1)	918	15,578

		$94,131

Security	Shares	Value

United Kingdom — 17.2%
Diageo PLC	2,929	$101,266
Melrose Industries PLC	46,756	126,313
Prudential PLC	2,839	71,366
Royal Dutch Shell PLC, Class B	5,930	192,136
Shire PLC	2,187	108,421
Unilever PLC	2,279	128,555

		$728,057

United States — 49.9%
Alphabet, Inc., Class A(2)	166	$172,004
Amazon.com, Inc.(2)	128	150,624
C.H. Robinson Worldwide, Inc.	1,074	93,062
CDW Corp.	1,990	139,320
Celgene Corp.(2)	958	96,595
Chubb, Ltd.	344	52,326
Ecolab, Inc.	833	113,221
Eli Lilly & Co.	987	83,540
Equity Residential	911	60,873
Facebook, Inc., Class A(2)	750	132,885
Fortive Corp.	595	44,417
Halliburton Co.	1,973	82,432
HP, Inc.	5,090	109,180
Interpublic Group of Cos., Inc. (The)	6,487	128,313
Sealed Air Corp.	2,576	123,777
Simon Property Group, Inc.	477	77,155
Verisk Analytics, Inc.(2)	1,020	98,348
Visa, Inc., Class A	1,250	140,737
Wells Fargo & Co.	2,661	150,267
Xylem, Inc.	1,015	70,380

		$2,119,456

Total Common Stocks (identified cost $3,732,836)		$4,264,693

Short-Term Investments — 2.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(3)	99,066	$99,076

Total Short-Term Investments (identified cost $99,076)		$99,076

Total Investments — 102.9% (identified cost $3,831,912)		$4,363,769

Other Assets, Less Liabilities — (2.9)%		$(121,560)

Net Assets — 100.0%		$4,242,209

10	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

November 30, 2017

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	22.0%	$934,716
Financials	17.5	747,541
Industrials	14.2	603,469
Consumer Discretionary	10.9	462,944
Health Care	8.8	371,775
Consumer Staples	8.5	359,965
Energy	6.5	274,568
Materials	5.6	236,998
Real Estate	3.3	138,028
Utilities	3.2	134,689
Short-Term Investments	2.4	99,076

Total Investments	102.9%	$4,363,769

11	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

November 30, 2017

Portfolio of Investments

Common Stocks — 99.4%

Security	Shares	Value

Australia — 1.3%
Australia and New Zealand Banking Group, Ltd.	2,518	$54,678

		$54,678

Belgium — 3.6%
Anheuser-Busch InBev SA/NV	1,286	$147,328

		$147,328

Canada — 3.6%
CAE, Inc.	4,696	$82,917
Canadian Imperial Bank of Commerce	700	64,099

		$147,016

Denmark — 4.6%
Novo Nordisk A/S, Class B	2,123	$109,736
Novozymes A/S, Class B	1,444	78,213

		$187,949

France — 7.8%
BNP Paribas SA	1,277	$96,686
Legrand SA	1,253	93,786
LVMH Moet Hennessy Louis Vuitton SE	454	132,255

		$322,727

Hong Kong — 2.1%
AIA Group, Ltd.	10,910	$88,892

		$88,892

Japan — 24.3%
Keyence Corp.	182	$105,903
Komatsu, Ltd.	4,737	148,480
MISUMI Group, Inc.	2,980	87,355
Mitsubishi Estate Co., Ltd.	5,877	105,200
Mitsubishi UFJ Financial Group, Inc.	14,459	103,065
Nippon Telegraph & Telephone Corp.	3,390	176,971
ORIX Corp.	6,500	112,607
Santen Pharmaceutical Co., Ltd.	4,574	69,720
SECOM Co., Ltd.	1,200	89,883

		$999,184

Security	Shares	Value

Netherlands — 7.8%
ASML Holding NV	1,260	$221,107
ING Groep NV	5,681	102,657

		$323,764

Singapore — 1.9%
DBS Group Holdings, Ltd.	4,249	$77,386

		$77,386

Spain — 6.7%
Iberdrola SA	15,764	$125,220
Industria de Diseno Textil SA	4,219	149,239

		$274,459

Sweden — 1.9%
Assa Abloy AB, Class B	3,973	$80,640

		$80,640

Switzerland — 6.1%
Credit Suisse Group AG	5,911	$100,308
Credit Suisse Group AG(1)	1,182	20,058
Roche Holding AG PC	515	130,148

		$250,514

United Kingdom — 27.7%
ConvaTec Group PLC(2)	24,148	$63,556
Diageo PLC	3,276	113,263
Melrose Industries PLC	45,583	123,144
Prudential PLC	3,828	96,228
Reckitt Benckiser Group PLC	1,226	107,615
Royal Dutch Shell PLC, Class B	7,281	235,910
Shire PLC	2,385	118,237
St. James’s Place PLC	2,930	48,120
Unilever PLC	2,565	144,687
WPP PLC	5,002	88,278

		$1,139,038

Total Common Stocks (identified cost $3,544,775)		$4,093,575

12	See Notes to Financial Statements.

Eaton Vance

Focused International Opportunities Fund

November 30, 2017

Portfolio of Investments — continued

Short-Term Investments — 0.8%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.34%(3)	30,143	$30,146

Total Short-Term Investments (identified cost $30,146)		$30,146

Total Investments — 100.2% (identified cost $3,574,921)		$4,123,721

Other Assets, Less Liabilities — (0.2)%		$(6,310)

Net Assets — 100.0%		$4,117,411

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $63,556 or 1.5% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.3%	$964,784
Industrials	17.2	706,205
Consumer Staples	12.5	512,893
Health Care	11.9	491,397
Consumer Discretionary	9.0	369,772
Information Technology	8.0	327,010
Energy	5.7	235,910
Telecommunication Services	4.3	176,971
Utilities	3.0	125,220
Real Estate	2.6	105,200
Materials	1.9	78,213
Short-Term Investments	0.8	30,146

Total Investments	100.2%	$4,123,721

Abbreviations:

PC	–	Participation Certificate

13	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Statements of Assets and Liabilities

	November 30, 2017
Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
Unaffiliated investments, at value (identified cost, $3,732,836 and $3,544,775, respectively)	$4,264,693	$4,093,575
Affiliated investment, at value (identified cost, $99,076 and $30,146, respectively)	99,076	30,146
Foreign currency, at value (identified cost, $11 and $1,752, respectively)	11	1,741
Dividends receivable	10,567	11,134
Dividends receivable from affiliated investment	106	59
Receivable for investments sold	10,116	17,592
Tax reclaims receivable	3,712	7,034
Receivable from affiliates	3,249	8,505
Total assets	$4,391,530	$4,169,786

Liabilities
Demand note payable	$100,000	$—
Payable to affiliates:
Investment adviser and administration fee	2,766	2,689
Trustees’ fees	120	113
Accrued expenses	46,435	49,573
Total liabilities	$149,321	$52,375
Net Assets	$4,242,209	$4,117,411

Sources of Net Assets
Paid-in capital	$3,568,105	$3,556,065
Accumulated net realized gain (loss)	105,794	(48,897)
Accumulated undistributed net investment income	36,202	61,105
Net unrealized appreciation	532,108	549,138
Total	$4,242,209	$4,117,411

Class I Shares
Net Assets	$4,242,209	$4,117,411
Shares Outstanding	358,708	356,024
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.83	$11.56

14	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Statements of Operations

	Year Ended November 30, 2017
Investment Income	Focused Global Opportunities Fund	Focused International Opportunities Fund
Dividends (net of foreign taxes, $4,242 and $7,732, respectively)	$76,347	$98,129
Dividends from affiliated investment	781	643
Total investment income	$77,128	$98,772

Expenses
Investment adviser and administration fee	$31,991	$29,941
Trustees’ fees and expenses	725	705
Custodian fee	30,894	35,872
Transfer and dividend disbursing agent fees	371	228
Legal and accounting services	39,600	42,435
Printing and postage	4,901	4,028
Registration fees	19,696	19,691
Miscellaneous	8,564	8,371
Total expenses	$136,742	$141,271
Deduct —
Allocation of expenses to affiliates	$98,753	$103,844
Total expense reductions	$98,753	$103,844

Net expenses	$37,989	$37,427

Net investment income	$39,139	$61,345

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$180,109	$112,839
Investment transactions — affiliated investment	(38)	(12)
Foreign currency transactions	(52)	(308)
Net realized gain	$180,019	$112,519
Change in unrealized appreciation (depreciation) —
Investments	$555,446	$655,337
Foreign currency	814	1,082
Net change in unrealized appreciation (depreciation)	$556,260	$656,419

Net realized and unrealized gain	$736,279	$768,938

Net increase in net assets from operations	$775,418	$830,283

15	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Statements of Changes in Net Assets

	Year Ended November 30, 2017
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund	Focused International Opportunities Fund
From operations —
Net investment income	$39,139	$61,345
Net realized gain	180,019	112,519
Net change in unrealized appreciation (depreciation)	556,260	656,419
Net increase in net assets from operations	$775,418	$830,283
Distributions to shareholders —
From net investment income
Class I	$(28,824)	$(48,325)
Total distributions to shareholders	$(28,824)	$(48,325)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$358,777	$7,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	28,824	48,325
Cost of shares redeemed
Class I	(351,026)	(2,201)
Net increase in net assets from Fund share transactions	$36,575	$53,124

Net increase in net assets	$783,169	$835,082

Net Assets
At beginning of year	$3,459,040	$3,282,329
At end of year	$4,242,209	$4,117,411

Accumulated undistributed net investment income included in net assets
At end of year	$36,202	$61,105

16	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Statements of Changes in Net Assets — continued

	Period Ended November 30, 2016
Increase (Decrease) in Net Assets	Focused Global Opportunities Fund(1)	Focused International Opportunities Fund (2)
From operations —
Net investment income	$28,963	$50,978
Net realized loss	(78,545)	(165,568)
Net change in unrealized appreciation (depreciation)	(24,152)	(107,281)
Net decrease in net assets from operations	$(73,734)	$(221,871)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class I	$3,563,506	$3,504,200
Cost of shares redeemed
Class I	(30,732)	—
Net increase in net assets from Fund share transactions	$3,532,774	$3,504,200

Net increase in net assets	$3,459,040	$3,282,329

Net Assets
At beginning of period	$—	$—
At end of period	$3,459,040	$3,282,329

Accumulated undistributed net investment income included in net assets
At end of period	$27,250	$47,897

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	For the period from the start of business, December 16, 2015, to November 30, 2016.

17	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Financial Highlights

	Focused Global Opportunities Fund — Class I
	Year Ended November 30, 2017	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$9.790	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.106	$0.082
Net realized and unrealized gain (loss)	2.016	(0.292)

Total income (loss) from operations	$2.122	$(0.210)

Less Distributions
From net investment income	$(0.082)	$—

Total distributions	$(0.082)	$—

Net asset value — End of period	$11.830	$9.790

Total Return(3)(4)	21.83%	(2.10	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,242	$3,459
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.95%	0.95	%(6)
Net investment income	0.98%	0.89	%(6)
Portfolio Turnover	74%	78	%(5)

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal 2.47% and 3.51% of average daily net assets for the year ended November 30, 2017 and the period from the start of business, December 17, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Financial Highlights — continued

	Focused International Opportunities Fund — Class I
	Year Ended November 30, 2017	Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$9.370	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.173	$0.146
Net realized and unrealized gain (loss)	2.155	(0.776)

Total income (loss) from operations	$2.328	$(0.630)

Less Distributions
From net investment income	$(0.138)	$—

Total distributions	$(0.138)	$—

Net asset value — End of period	$11.560	$9.370

Total Return(3)(4)	25.19%	(6.30	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,117	$3,282
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.00%	1.00	%(6)
Net investment income	1.64%	1.59	%(6)
Portfolio Turnover	56%	55	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 2.77% and 3.64% of average daily net assets for the year ended November 30, 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Global Opportunities Fund (Focused Global Opportunities Fund) and Eaton Vance Focused International Opportunities Fund (Focused International Opportunities Fund), (each individually referred to as the Fund, and collectively, the Funds), are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is to seek long-term capital appreciation. Each Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

20

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

There were no distributions declared for the period ended November 30, 2016. The tax character of distributions declared for the year ended November 30, 2017 was as follows:

	Year Ended November 30, 2017
	Focused Global Opportunities Fund	Focused International Opportunities Fund

Distributions declared from:
Ordinary income	$28,824	$48,325

21

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Notes to Financial Statements — continued

During the year ended November 30, 2017, the following amounts were reclassified due to differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts, non-deductible expenses and investments in partnerships.

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Change in:
Paid-in capital	$—	$(60)
Accumulated net realized gain (loss)	$1,363	$(128)

Accumulated undistributed net investment income	$(1,363)	$188

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of November 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Undistributed ordinary income	$77,550	$67,697
Undistributed long-term capital gains	$73,120	$—
Deferred capital losses	$—	$(40,315)
Net unrealized appreciation	$523,434	$533,964

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships, investments in PFICs and the tax treatment of short-term capital gains.

At November 30, 2017, Focused International Opportunities Fund, for federal income tax purposes, had deferred capital losses of $40,315 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retaining the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2017, $40,315 are short-term.

The cost and unrealized appreciation (depreciation) of investments of each Fund at November 30, 2017, as determined on a federal income tax basis, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Aggregate cost	$3,840,552	$3,590,041

Gross unrealized appreciation	$608,394	$620,639
Gross unrealized depreciation	(85,177)	(86,959)

Net unrealized appreciation	$523,217	$533,680

22

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate of 0.80% of each Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended November 30, 2017, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Investment Adviser and Administration Fee	$31,991	$29,941
Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement effective November 1, 2017, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. Prior to November 1, 2017, Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., served as sub-adviser to the Funds. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL (EVMI prior to November 1, 2017) have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95% and 1.00% of the average daily net assets for Class I of Focused Global Opportunities Fund and Focused International Opportunities Fund, respectively. These agreements may be changed or terminated after March 31, 2018. Pursuant to these agreements, EVM, EVAIL and EVMI were allocated $98,753 and $103,844 in total of operating expenses of Focused Global Opportunities Fund and Focused International Opportunities Fund, respectively, for the year ended November 30, 2017.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, for the year ended November 30, 2017 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

EVM’s Sub-Transfer Agent Fees	$61	$53

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2017 were as follows:

	Focused Global Opportunities Fund	Focused International Opportunities Fund

Purchases	$3,050,792	$2,183,755
Sales	$2,934,206	$2,086,828

23

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Notes to Financial Statements — continued

5  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Focused Global Opportunities Fund
Class I	Year Ended November 30, 2017	Period Ended November 30, 2016(1)

Sales	33,226	356,319
Issued to shareholders electing to receive payments of distributions in Fund shares	2,912	—
Redemptions	(30,599)	(3,150)

Net increase	5,539	353,169

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

At November 30, 2017, EVM owned 98.4% of the outstanding shares of the Fund.

Focused International Opportunities Fund
Class I	Year Ended November 30, 2017	Period Ended November 30, 2016(1)

Sales	634	350,438
Issued to shareholders electing to receive payments of distributions in Fund shares	5,157	—
Redemptions	(205)	—

Net increase	5,586	350,438

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

At November 30, 2017, EVM owned 99.7% of the outstanding shares of the Fund.

6  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At November 30, 2017, Focused Global Opportunities Fund had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 2.16%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at November 30, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at November 30, 2017. The Funds’ average borrowings or allocated fees during the year ended November 30, 2017 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

24

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Notes to Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Focused Global Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$469,160		$—	$469,160
Developed Europe	—	1,676,077		—	1,676,077
North America	2,119,456	—		—	2,119,456

Total Common Stocks	$2,119,456	$2,145,237	*	$—	$4,264,693

Short-Term Investments	$—	$99,076		$—	$99,076

Total Investments	$2,119,456	$2,244,313		$—	$4,363,769

*    Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Focused International Opportunities Fund
Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$1,220,140		$—	$1,220,140
Developed Europe	—	2,726,419		—	2,726,419
North America	147,016	—		—	147,016

Total Common Stocks	$147,016	$3,946,559	*	$—	$4,093,575

Short-Term Investments	$—	$30,146		$—	$30,146

Total Investments	$147,016	$3,976,705		$—	$4,123,721

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Funds held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2017, investments having a value of $97,569 and $125,832 at November 30, 2016 were transferred from Level 1 to Level 2 for Focused Global Opportunities Fund and Focused International Opportunities Fund, respectively, during the year then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Funds’ fair valuation pricing service as discussed in Note 1A.

25

Eaton Vance

Focused Global Opportunities Fund

November 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Global Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Global Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended November 30, 2017 and for the period from the start of business, December 17, 2015, to November 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Global Opportunities Fund as of November 30, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended November 30, 2017 and for the period from the start of business, December 17, 2015, to November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 22, 2018

26

Eaton Vance

Focused International Opportunities Fund

November 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused International Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused International Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended November 30, 2017 and for the period from the start of business, December 16, 2015, to November 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused International Opportunities Fund as of November 30, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended November 30, 2017 and for the period from the start of business, December 16, 2015, to November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 22, 2018

27

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended November 30, 2017, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Focused Global Opportunities Fund	$72,820
Focused International Opportunities Fund	$102,084

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Focused Global Opportunities Fund’s fiscal 2017 ordinary income dividends, 62.94% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended November 30, 2017, the Focused International Opportunities Fund paid foreign taxes of $7,732 and recognized foreign source income of $104,383.

Capital Gains Dividends.  The Focused Global Opportunities Fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2017, $73,120 or, if subsequently determined to be different, the net capital gain of such year.

28

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

29

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

30

Eaton Vance

Focused Opportunities Funds

November 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23215    11.30.17

Eaton Vance

International Small-Cap Fund

Annual Report

November 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report November 30, 2017

Eaton Vance

International Small-Cap Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

International Small-Cap Fund

November 30, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global stock indexes delivered strong returns in the 12-month period ended November 30, 2017, behind an extended rally that began with Donald Trump’s victory in the 2016 U.S. presidential election.

When the period began, U.S. stock markets were on the upswing following President Trump’s election on November 8, 2016. While its effects were broad-based, the rally particularly favored financial stocks, which received another boost in mid-December when the U.S. Federal Reserve (the Fed) raised its benchmark interest rate amid continued economic growth. After a brief pullback in the final weeks of 2016, U.S. equities resumed their advance early in the new year. U.S. stock markets slipped in March 2017, following the failure of President Trump’s health care bill in Congress. However, U.S. stocks quickly regained their upward momentum, advancing steadily despite two more Fed rate hikes in March 2017 and June 2017.

U.S. equities markets retreated in August 2017 amid mounting tensions with North Korea and Hurricane Harvey’s devastation in Texas. Stocks soon rebounded, with major indexes reaching record highs in the three months of the period ended November 30, 2017. In terms of economic sectors, information technology and financials led the market during the period.

Positive economic indicators across a broad geographic range benefited global stock markets, similar to U.S. stock markets. National elections in France, Britain and Germany set a new political course for Europe, helping to boost equity markets across Europe. In the Asia-Pacific region, key equity indexes also rose during the period despite tensions with North Korea. In the three months ended September 30, 2017, China’s stock market recorded its best quarterly performance in two years. China’s strong economic growth also helped many emerging market stocks achieve solid gains in the period.

For the 12-month period ended November 30, 2017, the MSCI World Index,2 a proxy for global equities, advanced 23.66% while reaching multiple all-time highs. The MSCI EAFE Index of developed-market international equities rose 27.27%, while the MSCI Emerging Markets Index rose 32.82%. In the U.S., the blue-chip Dow Jones Industrial Average returned 30.02%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 22.87%.

Fund Performance

For the 12-month period ended November 30, 2017, Eaton Vance International Small-Cap Fund (the Fund) had a total return of 37.57% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI World ex USA Small Cap Index (the Index), returned 30.87% for the same period. The Fund outperformed the Index due to favorable stock selection. Sector and industry allocation was a slight detractor during the period. All of the Index’s 11 economic sectors registered positive returns for the period, while the Fund had positive returns in 10 of the 11 sectors.

The industrials sector contributed to relative Fund performance versus the Index due to stock selection, particularly in the machinery industry. The Fund’s top-performing individual stock was Daifuku Co., Ltd., a Japanese supplier of logistics and material-handling systems. The company’s transportation and technology markets delivered solid results, as global economic growth led companies to boost capital spending. Similarly, rising demand boosted shares of two other machinery companies, Bodycote PLC, a British company specializing in metals treatment equipment, and Aalberts Industries NV, a Netherlands-based provider of building systems and materials technology products.

Led by the banking industry, the financials sector also boosted Fund performance relative to the Index in the 12-month period ended November 30, 2017. The consumer discretionary sector contributed to Fund returns versus the Index in the period. Among the Fund’s leading individual stocks was Moncler SpA, a ski-wear leader based in Italy. The company reported strong financial results amid international growth and an expanded product line. In addition, ams AG, a semiconductor company focused on optical sensor solutions that supplies face-recognition components for Apple’s new iPhone X, also contributed to Fund performance versus the Index.

Conversely, the energy sector was the Fund’s weakest performer in the 12-month period ended, as a result of unfavorable stock selection. The Fund’s worst-performing individual stock in the energy sector was Seven Generations Energy, Ltd., a Canadian natural gas driller hurt by cost control and management issues. An overweight position in the lagging energy equipment and services industry also dragged down relative Fund performance versus the Index. Among the Fund’s weakest individual stocks were John Wood Group PLC, an oilfield services supplier hampered by relatively low oil prices, and Oceaneering International, Inc., which faced increased competition in its ocean-drilling services business. John Wood Group PLC was sold during the period. In the telecommunication services sector, stock selection in the wireless telecommunication services industry dragged down Fund results relative to the Index in the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

International Small-Cap Fund

November 30, 2017

Performance2,3

Portfolio Manager Aidan M. Farrell, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	12/16/2015	12/16/2015	37.57%	—	17.64%
Class A with 5.75% Maximum Sales Charge	—	—	29.65	—	14.13
Class I at NAV	12/16/2015	12/16/2015	37.94	—	17.93
MSCI World ex USA Small Cap Index	—	—	30.87%	11.56%	16.78%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				2.99%	2.74%
Net				1.40	1.15

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/16/2015	$345,310	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

International Small-Cap Fund

November 30, 2017

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Frutarom Industries, Ltd.	1.5%

DS Smith PLC	1.4

Technopolis Oyj	1.4

IMCD Group NV	1.4

Melrose Industries PLC	1.4

Indutrade AB	1.4

Amplifon SpA	1.4

Brenntag AG	1.3

Ariake Japan Co., Ltd.	1.3

CAE, Inc.	1.2

Total	13.7%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

International Small-Cap Fund

November 30, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

International Small-Cap Fund

November 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 – November 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (6/1/17)	Ending Account Value (11/30/17)	Expenses Paid During Period* (6/1/17 – 11/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,130.40	$7.48	**	1.40%
Class I	$1,000.00	$1,131.90	$6.15	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.08	**	1.40%
Class I	$1,000.00	$1,019.30	$5.82	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on May 31, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

International Small-Cap Fund

November 30, 2017

Portfolio of Investments

Common Stocks — 98.0%

Security	Shares	Value

Australia — 5.6%
Amaysim Australia, Ltd.	54,737	$81,201
Ansell, Ltd.	7,816	146,158
BWX, Ltd.	12,781	65,361
Challenger, Ltd.	10,189	108,575
Evolution Mining, Ltd.	17,582	32,266
GDI Property Group	94,879	93,368
InvoCare, Ltd.	4,808	65,354
IOOF Holdings, Ltd.	8,136	69,092
National Storage REIT(1)	50,579	63,446
Northern Star Resources, Ltd.	9,199	40,344
OZ Minerals, Ltd.	6,592	41,995
Regis Resources, Ltd.	11,421	33,776
Super Retail Group, Ltd.	7,936	48,168

		$889,104

Austria — 0.5%
ams AG	837	$81,591

		$81,591

Belgium — 3.2%
Kinepolis Group NV	2,503	$182,682
Melexis NV	1,139	111,340
Montea SCA	1,231	66,947
X-Fab Silicon Foundries SE(1)(2)	13,479	147,306

		$508,275

Canada — 8.9%
Allied Properties REIT	1,988	$63,917
CAE, Inc.	10,774	190,235
CES Energy Solutions Corp.	28,229	134,346
Detour Gold Corp.(1)	3,452	37,459
Encana Corp.	5,626	66,588
Kinaxis, Inc.(1)	1,801	102,184
Kirkland Lake Gold, Ltd.	3,523	50,764
Klondex Mines, Ltd.(1)	16,139	39,905
Laurentian Bank of Canada	3,000	140,472
Linamar Corp.	1,292	69,850
Lundin Mining Corp.	5,396	31,452
North West Co., Inc. (The)	3,478	88,234
Pan American Silver Corp.	1,689	25,686
Pure Industrial Real Estate Trust	13,184	68,263
Quebecor, Inc., Class B	6,562	125,782
Seven Generations Energy, Ltd., Class A(1)	7,348	100,468
Source Energy Services, Ltd.(1)	10,943	76,422

		$1,412,027

Security	Shares	Value

China — 0.7%
TAL Education Group ADR	4,176	$116,427

		$116,427

Denmark — 1.1%
SimCorp A/S	1,035	$62,271
Topdanmark A/S(1)	2,430	104,557

		$166,828

Finland — 2.3%
Amer Sports Oyj	5,081	$133,440
Technopolis Oyj	47,812	227,394

		$360,834

France — 4.3%
Criteo SA ADR(1)	1,727	$57,596
Groupe Open	1,918	66,443
Ipsen SA	1,345	163,822
Kaufman & Broad SA	1,446	66,819
Metropole Television SA	5,984	157,312
Rubis SCA	2,269	161,257

		$673,249

Germany — 7.2%
Axel Springer SE	1,641	$129,638
Brenntag AG	3,283	204,547
Carl Zeiss Meditec AG	2,923	173,224
Freenet AG	2,017	76,524
Fuchs Petrolub SE	1,978	95,105
LEG Immobilien AG	777	82,668
Nemetschek SE	1,024	97,979
Norma Group SE	2,705	172,442
Rational AG	99	64,874
Salzgitter AG	846	43,605

		$1,140,606

Hong Kong — 0.8%
Hysan Development Co., Ltd.	24,008	$128,810

		$128,810

Ireland — 1.0%
Glenveagh Properties PLC(1)(2)	48,266	$65,492
UDG Healthcare PLC	7,883	89,570

		$155,062

7	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

Israel — 1.5%
Frutarom Industries, Ltd.	2,598	$229,776

		$229,776

Italy — 5.4%
Amplifon SpA	13,761	$215,441
Banca Generali SpA	4,297	150,850
FinecoBank Banca Fineco SpA	14,857	150,112
MARR SpA	6,351	163,994
Moncler SpA	6,483	177,834

		$858,231

Japan — 27.4%
77 Bank, Ltd. (The)	5,800	$137,521
Ariake Japan Co., Ltd.	2,200	199,815
Asahi Co., Ltd.	12,930	158,886
Asahi Intecc Co., Ltd.	1,300	85,966
Daifuku Co., Ltd.	2,600	142,774
Daiichikosho Co., Ltd.	3,186	152,792
Dowa Holdings Co., Ltd.	800	30,672
Eiken Chemical Co., Ltd.	3,490	160,464
FP Corp.	2,800	155,629
Fuji Seal International, Inc.	4,200	143,902
GMO Internet, Inc.	4,472	75,153
H.I.S. Co., Ltd.	3,560	134,577
Heiwa Real Estate REIT, Inc.	149	123,667
Japan Hotel REIT Investment Corp.	142	98,862
LaSalle Logiport REIT	124	124,699
Like Co., Ltd.	3,800	79,630
Morinaga & Co., Ltd.	1,800	90,316
Nippon Light Metal Holdings Co., Ltd.	13,500	36,276
Nishi-Nippon Financial Holdings, Inc.	9,500	107,225
Nohmi Bosai, Ltd.	5,900	109,731
Nomura Co., Ltd.	7,150	163,874
Okamura Corp.	14,200	186,476
OYO Corp.	8,400	113,950
Penta-Ocean Construction Co., Ltd.	17,930	133,893
Relia, Inc.	9,980	112,891
Sac’s Bar Holdings, Inc.	7,450	93,027
Sakata INX Corp.	7,979	138,913
Sakata Seed Corp.	5,500	182,199
Sanden Holdings Corp.(1)	7,400	140,599
Sumco Corp.	4,003	102,001
Toho Co., Ltd.	2,946	99,657
Tokyo Century Corp.	3,500	159,575
Tosei Corp.	6,069	59,266

Security	Shares	Value

Japan (continued)
UACJ Corp.	1,000	$26,034
Yamaha Corp.	4,200	154,806
Yokohama Reito Co., Ltd.	12,845	128,217

		$4,343,935

Luxembourg — 0.2%
APERAM SA	597	$30,469

		$30,469

Netherlands — 2.5%
Aalberts Industries NV	3,359	$171,449
IMCD Group NV	3,679	227,210

		$398,659

Norway — 1.0%
Europris ASA(2)	16,646	$66,690
SpareBank 1 SR-Bank ASA	8,422	88,013

		$154,703

Singapore — 0.8%
Frasers Centrepoint Trust	55,624	$91,597
SIIC Environment Holdings, Ltd.	96,000	34,947

		$126,544

Spain — 0.5%
Acciona SA	931	$75,641

		$75,641

Sweden — 4.0%
Avanza Bank Holding AB	1,539	$64,892
Boliden AB	1,448	45,837
Hufvudstaden AB, Class A	3,773	59,149
Indutrade AB	8,275	222,451
SSAB AB, Class B(1)	13,102	50,651
Trelleborg AB, Class B	7,578	182,237

		$625,217

Switzerland — 2.2%
Galenica AG(1)(2)	2,014	$98,015
Temenos Group AG	730	90,215
Vontobel Holding AG	1,481	89,722
VZ Holding AG	211	70,298

		$348,250

8	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2017

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom — 16.5%
Bellway PLC	2,294	$107,550
Bodycote PLC	13,290	156,145
BTG PLC(1)	11,705	114,822
Cairn Energy PLC(1)	53,317	152,654
Dechra Pharmaceuticals PLC	4,094	122,301
Derwent London PLC	1,821	68,473
Dignity PLC	2,182	51,166
DS Smith PLC	31,220	228,386
Grainger PLC	30,185	114,543
Halma PLC	9,918	171,753
Hansteen Holdings PLC	24,685	46,584
Hastings Group Holdings PLC(2)	25,170	106,849
Hiscox, Ltd.	9,005	168,679
Inchcape PLC	10,742	108,336
Melrose Industries PLC	83,717	226,164
Moneysupermarket.com Group PLC	15,712	71,162
Spirax-Sarco Engineering PLC	1,968	153,580
St. James’s Place PLC	8,648	142,029
Travis Perkins PLC	5,818	126,523
Weir Group PLC (The)	2,427	64,488
WH Smith PLC	4,150	117,263

		$2,619,450

United States — 0.4%
Oceaneering International, Inc.	3,411	$66,651

		$66,651

Total Common Stocks (identified cost $12,678,900)		$15,510,339

Short-Term Investments — 4.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(3)	653,851	$653,917

Total Short-Term Investments (identified cost $653,917)		$653,917

Total Investments — 102.1% (identified cost $13,332,817)		$16,164,256

Other Assets, Less Liabilities — (2.1)%		$(332,781)

Net Assets — 100.0%		$15,831,475

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $484,352 or 3.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.6%	$3,095,833
Consumer Discretionary	17.2	2,724,147
Financials	11.7	1,858,461
Materials	10.0	1,588,902
Real Estate	10.0	1,581,653
Health Care	8.7	1,369,783
Information Technology	8.5	1,346,725
Consumer Staples	5.8	918,136
Energy	3.8	597,129
Utilities	1.7	271,845
Telecommunication Services	1.0	157,725
Short-Term Investments	4.1	653,917

Total Investments	102.1%	$16,164,256

Abbreviations:

ADR	–	American Depositary Receipt

9	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2017

Statement of Assets and Liabilities

Assets	November 30, 2017
Unaffiliated investments, at value (identified cost, $12,678,900)	$15,510,339
Affiliated investment, at value (identified cost, $653,917)	653,917
Foreign currency, at value (identified cost, $67,227)	68,696
Dividends receivable	20,308
Dividends receivable from affiliated investment	296
Receivable for Fund shares sold	25,000
Tax reclaims receivable	13,262
Receivable from affiliates	10,123
Total assets	$16,301,941

Liabilities
Payable for investments purchased	$399,085
Payable to affiliates:
Investment adviser and administration fee	11,141
Distribution and service fees	64
Trustees’ fees	195
Accrued expenses	59,981
Total liabilities	$470,466
Net Assets	$15,831,475

Sources of Net Assets
Paid-in capital	$12,152,433
Accumulated net realized gain	654,947
Accumulated undistributed net investment income	190,175
Net unrealized appreciation	2,833,920
Total	$15,831,475

Class A Shares
Net Assets	$348,922
Shares Outstanding	25,955
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.44
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.26

Class I Shares
Net Assets	$15,482,553
Shares Outstanding	1,149,328
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2017

Statement of Operations

Investment Income	Year Ended November 30, 2017
Dividends (net of foreign taxes, $25,526)	$230,229
Dividends from affiliated investment	3,299
Total investment income	$233,528

Expenses
Investment adviser and administration fee	$110,899
Distribution and service fees
Class A	257
Trustees’ fees and expenses	1,167
Custodian fee	50,981
Transfer and dividend disbursing agent fees	592
Legal and accounting services	40,147
Printing and postage	6,170
Registration fees	35,181
Miscellaneous	16,230
Total expenses	$261,624
Deduct —
Allocation of expenses to affiliates	$119,392
Total expense reductions	$119,392

Net expenses	$142,232

Net investment income	$91,296

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$923,543
Investment transactions — affiliated investment	(108)
Foreign currency transactions	1,168
Net realized gain	$924,603
Change in unrealized appreciation (depreciation) —
Investments	$2,894,360
Foreign currency	3,828
Net change in unrealized appreciation (depreciation)	$2,898,188

Net realized and unrealized gain	$3,822,791

Net increase in net assets from operations	$3,914,087

11	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended November 30, 2017	Period Ended November 30, 2016(1)
From operations —
Net investment income	$91,296	$193,565
Net realized gain (loss)	924,603	(116,468)
Net change in unrealized appreciation (depreciation)	2,898,188	(64,268)
Net increase in net assets from operations	$3,914,087	$12,829
Distributions to shareholders —
From net investment income
Class A	$(224)	$(3)
Class I	(248,742)	(3,696)
Total distributions to shareholders	$(248,966)	$(3,699)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$310,079	$10,000
Class I	1,594,480	9,990,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	224	3
Class I	248,742	3,696
Net increase in net assets from Fund share transactions	$2,153,525	$10,003,699

Net increase in net assets	$5,818,646	$10,012,829

Net Assets
At beginning of period	$10,012,829	$—
At end of period	$15,831,475	$10,012,829

Accumulated undistributed net investment income included in net assets
At end of period	$190,175	$209,748

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

12	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2017

Financial Highlights

	Class A
	Year Ended November 30, 2017		Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$9.990		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.004		$0.169
Net realized and unrealized gain (loss)	3.670		(0.176)

Total income (loss) from operations	$3.674		$(0.007)

Less Distributions
From net investment income	$(0.224)		$(0.003)

Total distributions	$(0.224)		$(0.003)

Net asset value — End of Period	$13.440		$9.990

Total Return(3)(4)	37.57%		(0.07	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$349		$10
Ratios (as a percentage of average daily net assets):
Expenses	1.40	%(4)	1.40	%(4)(6)
Net investment income	0.03%		1.76	%(6)
Portfolio Turnover	65%		78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.97% and 1.59% of average daily net assets for the year ended November 30, 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2017

Financial Highlights — continued

	Class I
	Year Ended November 30, 2017		Period Ended November 30, 2016(1)
Net asset value — Beginning of period	$10.010		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.087		$0.194
Net realized and unrealized gain (loss)	3.622		(0.180)

Total income from operations	$3.709		$0.014

Less Distributions
From net investment income	$(0.249)		$(0.004)

Total distributions	$(0.249)		$(0.004)

Net asset value — End of period	$13.470		$10.010

Total Return(3)(4)	37.94%		0.14	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,483		$10,003
Ratios (as a percentage of average daily net assets):
Expenses	1.15	%(4)	1.15	%(4)(6)
Net investment income	0.75%		2.01	%(6)
Portfolio Turnover	65%		78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.97% and 1.59% of average daily net assets for the year ended November 30, 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

November 30, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 16, 2015. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

International Small-Cap Fund

November 30, 2017

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended November 30, 2017 and the period ended November 30, 2016 was as follows:

	Year Ended November 30, 2017	Period Ended November 30, 2016

Distributions declared from:
Ordinary income	$248,966	$3,699

During the year ended November 30, 2017, accumulated net realized gain was decreased by $138,097 and accumulated undistributed net investment income was increased by $138,097 due to differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of November 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$563,511
Undistributed long-term capital gains	$431,138
Net unrealized appreciation	$2,684,393

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and investments in PFICs.

16

Eaton Vance

International Small-Cap Fund

November 30, 2017

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,482,344

Gross unrealized appreciation	$2,860,719
Gross unrealized depreciation	(178,807)

Net unrealized appreciation	$2,681,912

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended November 30, 2017, the investment adviser and administration fee amounted to $110,899 or 0.90% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement effective November 1, 2017, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Prior to November 1, 2017, Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., served as sub-adviser to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL (EVMI prior to November 1, 2017) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM, EVAIL and EVMI were allocated $119,392 in total of the Fund’s operating expenses for the year ended November 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended November 30, 2017, EVM earned $116 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the year ended November 30, 2017. EVD received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended November 30, 2017 amounted to $257 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended November 30, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

17

Eaton Vance

International Small-Cap Fund

November 30, 2017

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,536,378 and $7,845,306, respectively, for the year ended November 30, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended November 30, 2017	Period Ended November 30, 2016(1)

Sales	24,932	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	23	0	(2)

Net increase	24,955	1,000

Class I	Year Ended November 30, 2017	Period Ended November 30, 2016(1)

Sales	124,939	999,000
Issued to shareholders electing to receive payments of distributions in Fund shares	25,024	365

Net increase	149,963	999,365

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Represents less than 0.5 shares.

At November 30, 2017, EVM and Eaton Vance Multi-Strategy All Market Fund owned in the aggregate 97.1% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended November 30, 2017.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

18

Eaton Vance

International Small-Cap Fund

November 30, 2017

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$116,427	$5,488,393		$—	$5,604,820
Developed Europe	123,088	8,073,977		—	8,197,065
Developed Middle East	—	229,776		—	229,776
North America	1,478,678	—		—	1,478,678

Total Common Stocks	$1,718,193	$13,792,146	*	$—	$15,510,339

Short-Term Investments	$—	$653,917		$—	$653,917

Total Investments	$1,718,193	$14,446,063		$—	$16,164,256

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2017, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

19

Eaton Vance

International Small-Cap Fund

November 30, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance International Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance International Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of November 30, 2017, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year ended November 30, 2017, and for the period from the start of business, December 16, 2015 to November 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance International Small-Cap Fund as of November 30, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended November 30, 2017 and for the period from the start of business, December 16, 2015 to November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 22, 2018

20

Eaton Vance

International Small-Cap Fund

November 30, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended November 30, 2017, the Fund designates approximately $207,303, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended November 30, 2017, the Fund paid foreign taxes of $24,107 and recognized foreign source income of $252,086.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2017, $431,138 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

International Small-Cap Fund

November 30, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

22

Eaton Vance

International Small-Cap Fund

November 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

23

Eaton Vance

International Small-Cap Fund

November 30, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23213    11.30.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Global Opportunities Fund, Eaton Vance Focused International Opportunities Fund and Eaton Vance International Small-Cap Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 14 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Funds’ fiscal periods ended November 30, 2016 and November 30, 2017 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Global Opportunities Fund*

Fiscal Period Ended	11/30/16	11/30/17
Audit Fees	$27,050	$27,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,500	$11,673
All Other Fees(3)	$0	$0

Total	$41,550	$38,723

*	Fund commenced operations on December 17, 2015.

Eaton Vance Focused International Opportunities Fund*

Fiscal Period Ended	11/30/16	11/30/17
Audit Fees	$27,050	$27,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,500	$13,173
All Other Fees(3)	$0	$0

Total	$41,550	$40,223

*	Fund commenced operations on December 16, 2015.

Eaton Vance International Small-Cap Fund*

Fiscal Period Ended	11/30/16	11/30/17
Audit Fees	$27,050	$27,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,500	$13,173
All Other Fees(3)	$0	$0

Total	$41,550	$40,223

*	Fund commenced operations on December 16, 2015.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28/29, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16*	2/28/17	7/31/17	8/31/17	9/30/17	11/30/17
Audit Fees	$54,660	$92,000	$162,040	$87,580	$81,150	$55,260	$59,050	$162,040	$87,580	$81,150
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$18,272	$35,769	$58,654	$36,986	$43,500	$20,204	$20,034	$59,372	$35,708	$38,019
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$72,932	$127,769	$220,694	$124,566	$124,650	$75,464	$79,084	$221,412	$123,288	$119,169

*	Series commenced operations on December 16, 2015.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/29/16	7/31/16	8/31/16	9/30/16	11/30/16*	2/28/17	7/31/17	8/31/17	9/30/17	11/30/17
Registrant(1)	$18,272	$35,769	$58,654	$36,986	$43,500	$20,204	$20,034	$59,372	$35,708	$38,019
Eaton Vance(2)	$56,434	$56,434	$56,434	$56,434	$48,500	$46,000	$148,018	$148,018	$148,018	$148,018

*	Series commenced operations on December 16, 2015.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018